Cover Page	Feb. 14, 2024
Document Information [Line Items]
Entity Registrant Name	VIRGINIA ELECTRIC AND POWER COMPANY
Amendment Flag	false
Entity Central Index Key	0000103682
Document Type	8-K
Document Period End Date	Feb. 14, 2024
Entity Incorporation, State or Country Code	VA
Entity File Number	000-55337
Entity Tax Identification Number	54-0418825
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
VIRGINIA POWER FUEL SECURITIZATION, LLC [Member]
Document Information [Line Items]
Entity Registrant Name	VIRGINIA POWER FUEL SECURITIZATION, LLC
Amendment Flag	false
Entity Central Index Key	0002001186
Document Type	8-K
Document Period End Date	Feb. 14, 2024
Entity File Number	333-275727-01
Entity Tax Identification Number	93-4087019
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false